UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2005

1.814652.100

AMP-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 1.4%
Autoliv, Inc.	9,130	$ 435,045
Bharat Forge Ltd.	2,701	85,115
BorgWarner, Inc.	10,100	491,668
Gentex Corp.	19,100	609,290
IMPCO Technologies, Inc. (a)	135,700	729,388
LKQ Corp. (a)	14,519	291,396
Nokian Tyres Ltd.	5,800	934,518
		3,576,420
Automobiles - 0.1%
Bajaj Auto Ltd.	9,764	241,915
Geely Automobile Holdings Ltd. (a)	775,000	48,193
Hero Honda Motors Ltd.	6	75
Mahindra & Mahindra Ltd.	5,100	58,024
		348,207
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (a)	10,360	391,919
Outback Steakhouse, Inc.	33,400	1,529,386
Red Robin Gourmet Burgers, Inc. (a)	11,600	590,556
Royal Caribbean Cruises Ltd.	33,100	1,479,239
Sonic Corp. (a)	82,200	2,745,480
		6,736,580
Household Durables - 0.8%
Alba PLC	16,783	169,996
Harman International Industries, Inc.	5,200	459,992
LG Electronics, Inc.	10,050	672,634
Rational AG	2,000	223,733
Sekisui House Ltd.	52,000	555,281
		2,081,636
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	1,700	9,996
Overstock.com, Inc. (a)	2,000	85,980
Provide Commerce, Inc. (a)	2,900	83,752
Rakuten, Inc.	456	397,631
		577,359
Leisure Equipment & Products - 0.2%
Beneteau SA	1,200	101,419
Jumbo SA (a)	29,600	283,163
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	600	$ 20,400
Trigano SA	1,200	106,552
		511,534
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	22,000	616,851
Clear Media Ltd. (a)	1,000	878
Harris Interactive, Inc. (a)	59,900	276,139
IMAX Corp. (a)	39,900	369,176
Salem Communications Corp. Class A (a)	8,100	166,860
Zee Telefilms Ltd.	93,885	298,583
		1,728,487
Multiline Retail - 0.2%
Don Quijote Co. Ltd.	6,600	387,167
Specialty Retail - 2.4%
AC Moore Arts & Crafts, Inc. (a)	53,500	1,426,310
CarMax, Inc. (a)	31,100	979,650
Dixons Group PLC	123,600	356,783
Edgars Consolidated Stores Ltd.	2,600	114,458
Hot Topic, Inc. (a)	17,100	373,635
KOMERI Co. Ltd.	40,300	1,065,521
Nitori Co. Ltd.	13,550	874,479
Pacific Sunwear of California, Inc. (a)	8,900	249,022
Peacock Group PLC	74,400	363,093
PETsMART, Inc.	800	23,000
RONA, Inc. (a)	6,900	134,931
Ross Stores, Inc.	1,700	49,538
Tiffany & Co., Inc.	3,300	113,916
		6,124,336
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co. (a)	25,300	1,346,719
Ted Baker PLC	60,840	584,635
		1,931,354
TOTAL CONSUMER DISCRETIONARY		24,003,080
CONSUMER STAPLES - 6.5%
Beverages - 0.0%
Jones Soda Co. (a)	2,200	12,320
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Massmart Holdings Ltd.	46,600	$ 313,322
Plant Co. Ltd.	4,500	67,988
Shinsegae Co. Ltd.	160	49,297
Whole Foods Market, Inc.	2,800	285,964
		716,571
Food Products - 5.7%
Archer-Daniels-Midland Co.	174,400	4,286,752
Barry Callebaut AG	5	1,192
Bunge Ltd.	22,500	1,212,300
Chaoda Modern Agriculture (Holdings) Ltd.	120,000	47,311
Corn Products International, Inc.	95,400	2,479,446
Glanbia PLC	45,900	158,859
Global Bio-Chem Technology Group Co. Ltd.	342,700	215,301
Groupe Danone	8,000	795,897
Hershey Foods Corp.	16,400	991,544
IAWS Group PLC (Ireland)	700	10,589
Lindt & Spruengli AG	24	364,077
Lindt & Spruengli AG (participation certificate)	170	250,926
McCormick & Co., Inc. (non-vtg.)	30,500	1,050,115
People's Food Holdings Ltd.	661,000	484,440
PT Indofood Sukses Makmur Tbk	3,544,000	434,064
Smithfield Foods, Inc. (a)	46,300	1,460,765
Wimm-Bill-Dann Foods OJSC ADR (a)	4,000	77,320
Wm. Wrigley Jr. Co.	3,200	209,824
		14,530,722
Household Products - 0.0%
Godrej Consumer Products Ltd.	4,725	33,543
Personal Products - 0.5%
Hengan International Group Co. Ltd.	884,000	524,204
Natura Cosmeticos SA	13,100	353,896
Shiseido Co. Ltd. ADR	26,400	351,120
		1,229,220
TOTAL CONSUMER STAPLES		16,522,376
ENERGY - 15.3%
Energy Equipment & Services - 9.6%
BJ Services Co.	41,500	2,153,020
Cal Dive International, Inc. (a)	28,000	1,268,400
Cooper Cameron Corp. (a)	7,500	429,075
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Core Laboratories NV (a)	13,800	$ 354,246
FMC Technologies, Inc. (a)	18,000	597,240
Global Industries Ltd. (a)	132,300	1,243,620
GlobalSantaFe Corp.	41,400	1,533,456
Gulf Island Fabrication, Inc.	11,000	258,060
Halliburton Co.	14,300	618,475
Helmerich & Payne, Inc.	12,000	476,280
Input/Output, Inc. (a)	10,500	67,725
Nabors Industries Ltd. (a)	38,000	2,247,320
National Oilwell Varco, Inc. (a)	41,611	1,943,234
Noble Corp.	21,200	1,191,652
Oceaneering International, Inc. (a)	22,700	851,250
Parker Drilling Co. (a)	196,000	1,127,000
Pason Systems, Inc.	34,600	1,082,859
Patterson-UTI Energy, Inc.	11,700	292,734
Precision Drilling Corp. (a)	12,300	920,415
Pride International, Inc. (a)	41,200	1,023,408
Rowan Companies, Inc.	23,300	697,369
SEACOR SMIT, Inc. (a)	4,600	293,250
Smith International, Inc.	10,800	677,484
Superior Energy Services, Inc. (a)	28,000	481,600
Transocean, Inc. (a)	42,200	2,171,612
Weatherford International Ltd. (a)	7,000	405,580
		24,406,364
Oil & Gas - 5.7%
Ashland, Inc.	3,300	222,651
Caltex Australia Ltd.	61,800	739,738
Canadian Natural Resources Ltd.	10,800	610,458
Carrizo Oil & Gas, Inc. (a)	8,700	147,813
Comstock Resources, Inc. (a)	4,700	135,078
Forest Oil Corp. (a)	12,500	506,250
Golar LNG Ltd. (a)	24,600	310,547
Golar LNG Ltd. (Nasdaq) (a)	377	4,807
Houston Exploration Co. (a)	7,300	415,735
Newfield Exploration Co. (a)	9,100	675,766
Niko Resources Ltd.	11,300	583,407
Nippon Oil Corp.	45,000	319,375
PetroKazakhstan, Inc. Class A	37,200	1,499,504
Plains Exploration & Production Co. (a)	1,700	59,330
Premcor, Inc.	12,300	734,064
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Southwestern Energy Co. (a)	62,300	$ 3,536,148
Talisman Energy, Inc.	4,600	157,428
Tesoro Petroleum Corp. (a)	13,500	499,770
TransMontaigne, Inc. (a)	14,200	113,600
Valero Energy Corp.	43,200	3,165,264
World Fuel Services Corp.	1,400	44,100
		14,480,833
TOTAL ENERGY		38,887,197
FINANCIALS - 8.4%
Capital Markets - 0.3%
Deutsche Bank AG (NY Shares)	300	25,860
Investors Financial Services Corp.	2,600	127,166
Matsui Securities Co. Ltd.	11,700	155,818
Matsui Securities Co. Ltd. New (a)	23,400	305,744
Mitsubishi Securities Co. Ltd.	22,000	204,560
		819,148
Commercial Banks - 3.0%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	2,300	186,645
Bank Austria Creditanstalt AG	12,100	1,192,032
Bank of Baroda	74,052	374,117
Bank of Fukuoka Ltd.	130,000	815,948
Bank of India	387,361	919,289
Bank of Yokohama Ltd.	146,000	890,501
Boston Private Financial Holdings, Inc.	7,100	168,625
Canara Bank	41,280	189,033
Capitalia Spa	268,500	1,401,222
Center Financial Corp., California	600	10,578
Commerce Bancorp, Inc., New Jersey	7,400	240,278
HDFC Bank Ltd. sponsored ADR	3,400	142,902
Hiroshima Bank Ltd.	74,000	385,097
ICICI Bank Ltd. sponsored ADR	2,200	45,584
State Bank of India	36,280	594,244
		7,556,095
Consumer Finance - 0.1%
EZCORP, Inc. Class A (a)	23,655	314,138
Diversified Financial Services - 0.4%
Kotak Mahindra Bank Ltd.	30,000	233,165
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	3,400	$ 274,924
TSX Group, Inc.	8,400	435,141
		943,230
Insurance - 3.3%
AFLAC, Inc.	16,400	611,064
Assurant, Inc.	127,600	4,300,120
Brown & Brown, Inc.	1,300	59,917
MBIA, Inc.	5,000	261,400
Mercury General Corp.	1,600	88,416
Ohio Casualty Corp. (a)	7,000	160,860
Progressive Corp.	3,600	330,336
Reinsurance Group of America, Inc.	14,200	604,636
Universal American Financial Corp. (a)	1,600	27,680
USI Holdings Corp. (a)	10,300	121,334
W.R. Berkley Corp.	38,000	1,884,800
		8,450,563
Real Estate - 1.1%
CBL & Associates Properties, Inc.	500	35,755
General Growth Properties, Inc.	24,200	825,220
Kimco Realty Corp.	14,000	754,600
Pan Pacific Retail Properties, Inc.	6,700	380,225
Plum Creek Timber Co., Inc.	8,100	289,170
United Dominion Realty Trust, Inc. (SBI)	17,800	371,486
		2,656,456
Thrifts & Mortgage Finance - 0.2%
Doral Financial Corp.	9,450	206,861
Golden West Financial Corp., Delaware	4,700	284,350
NetBank, Inc.	11,800	100,064
		591,275
TOTAL FINANCIALS		21,330,905
HEALTH CARE - 13.9%
Biotechnology - 5.2%
Affymetrix, Inc. (a)	9,300	398,412
Albany Molecular Research, Inc. (a)	50,700	521,196
Charles River Laboratories International, Inc. (a)	43,524	2,047,369
Genentech, Inc. (a)	1,500	84,915
Harvard Bioscience, Inc. (a)	165,411	643,449
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)	4,600	$ 24,058
Invitrogen Corp. (a)	81,800	5,660,558
Martek Biosciences (a)	4,200	244,398
Neogen Corp. (a)	1,600	23,650
QIAGEN NV (a)	270,100	3,224,994
Stratagene Corp. (a)	39,615	349,800
Strategic Diagnostics, Inc. (a)	45,500	136,045
		13,358,844
Health Care Equipment & Supplies - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	1,800	87,678
BioLase Technology, Inc.	5,100	43,350
Cooper Companies, Inc.	504	36,742
Edwards Lifesciences Corp. (a)	14,200	613,724
Endocare, Inc. (a)	7,500	26,175
Epix Pharmaceuticals, Inc. (a)	6,900	48,300
Gen-Probe, Inc. (a)	400	17,824
Illumina, Inc. (a)	12,800	103,424
Integra LifeSciences Holdings Corp. (a)	2,700	95,094
Intuitive Surgical, Inc. (a)	2,300	104,581
Kinetic Concepts, Inc.	1,500	89,475
Meridian Bioscience, Inc.	10,600	157,940
Millipore Corp. (a)	9,700	420,980
Molecular Devices Corp. (a)	2,620	49,780
Thermo Electron Corp. (a)	16,300	412,227
Ventana Medical Systems, Inc. (a)	1,200	44,952
Waters Corp. (a)	41,300	1,478,127
		3,830,373
Health Care Providers & Services - 6.0%
Aetna, Inc.	21,600	1,618,920
Caremark Rx, Inc. (a)	69,700	2,772,666
Cerner Corp. (a)	5,900	309,809
Community Health Systems, Inc. (a)	18,000	628,380
Covance, Inc. (a)	30,300	1,442,583
HealthExtras, Inc. (a)	12,500	208,125
Humana, Inc. (a)	30,200	964,588
ICON PLC sponsored ADR (a)	19,500	731,640
IMS Health, Inc.	63,000	1,536,570
Lifeline Systems, Inc. (a)	6,300	191,016
Molina Healthcare, Inc. (a)	8,800	405,592
OCA, Inc. (a)	12,800	54,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	13,300	$ 471,485
PAREXEL International Corp. (a)	39,400	925,900
Pharmaceutical Product Development, Inc. (a)	32,100	1,555,245
ProxyMed, Inc. (a)	23,688	205,849
ResCare, Inc. (a)	65,700	821,907
WebMD Corp. (a)	49,100	417,350
		15,262,025
Pharmaceuticals - 1.2%
Bentley Pharmaceuticals, Inc. (a)	11,700	86,112
Connetics Corp. (a)	13,200	333,828
Dr. Reddy's Laboratories Ltd. ADR	5,600	95,984
Hi-Tech Pharmacal Co., Inc. (a)	7,580	166,608
Impax Laboratories, Inc. (a)	14,814	237,024
Merck KGaA	18,000	1,283,287
Ranbaxy Laboratories Ltd. sponsored GDR	16,207	385,727
Roche Holding AG:
ADR	600	32,388
(participation certificate)	3,542	379,526
		3,000,484
TOTAL HEALTH CARE		35,451,726
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
DRS Technologies, Inc. (a)	11,800	501,500
L-3 Communications Holdings, Inc.	22,600	1,605,052
SI International, Inc. (a)	9,200	254,196
		2,360,748
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	2,200	113,366
Expeditors International of Washington, Inc.	1,500	80,325
Hub Group, Inc. Class A (a)	8,644	541,719
		735,410
Building Products - 0.5%
Quixote Corp.	500	10,835
Simpson Manufacturing Co. Ltd.	19,800	611,820
Trex Co., Inc. (a)	9,900	439,659
USG Corp. (a)	3,400	112,744
		1,175,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.7%
Bennett Environmental, Inc. (a)	1,600	$ 4,630
Bright Horizons Family Solutions, Inc. (a)	65,878	2,222,724
ChoicePoint, Inc. (a)	12,800	513,408
Education Management Corp. (a)	1,300	36,335
Fullcast Co. Ltd.	319	737,813
Princeton Review, Inc. (a)	19,445	107,142
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	478	344,382
The Brink's Co.	6,600	228,360
Universal Technical Institute, Inc. (a)	4,500	165,600
		4,360,394
Construction & Engineering - 1.5%
Arcadis NV (NY Shares)	100	2,000
Chicago Bridge & Iron Co. NV (NY Shares)	18,200	801,346
Dycom Industries, Inc. (a)	19,000	436,810
Fluor Corp.	10,300	570,929
Foster Wheeler Ltd. (a)	16,495	287,013
Integrated Electrical Services, Inc. (a)	25,300	69,828
Jacobs Engineering Group, Inc. (a)	22,400	1,163,008
Shaw Group, Inc. (a)	21,900	477,420
United Group Ltd.	21,900	124,813
		3,933,167
Electrical Equipment - 0.7%
Baldor Electric Co.	3,700	95,497
C&D Technologies, Inc.	28,000	281,400
Crompton Greaves Ltd.	8,700	86,193
Rockwell Automation, Inc.	18,400	1,042,176
Roper Industries, Inc.	4,400	288,200
		1,793,466
Industrial Conglomerates - 0.2%
Teleflex, Inc.	8,700	445,266
Machinery - 4.1%
AGCO Corp. (a)	116,900	2,133,425
CNH Global NV	30,700	576,853
CUNO, Inc. (a)	2,500	128,475
Dover Corp.	11,000	415,690
Flowserve Corp. (a)	81,200	2,100,644
Gardner Denver, Inc. (a)	12,900	509,679
Graco, Inc.	26,600	1,073,576
Harsco Corp.	22,900	1,365,069
Heidelberger Druckmaschinen AG (a)	10,600	338,697
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Krones AG	190	$ 22,905
Pentair, Inc.	7,600	296,400
Tata Motors Ltd.	19,800	187,550
Wabtec Corp.	10,700	219,243
Watts Water Technologies, Inc. Class A	22,200	723,942
Zenon Environmental, Inc. (a)	14,700	255,129
		10,347,277
Marine - 0.2%
Alexander & Baldwin, Inc.	10,100	416,120
Hanjin Shipping Co. Ltd.	1,630	47,258
		463,378
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	12,400	668,732
Landstar System, Inc. (a)	1,400	45,850
Norfolk Southern Corp.	7,700	285,285
		999,867
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	25,600	782,336
TOTAL INDUSTRIALS		27,396,367
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.5%
NETGEAR, Inc. (a)	23,096	348,519
Plantronics, Inc.	3,900	148,512
Research In Motion Ltd. (a)	1,700	130,318
SafeNet, Inc. (a)	3,700	108,447
Tandberg ASA	38,300	400,394
		1,136,190
Computers & Peripherals - 0.2%
SanDisk Corp. (a)	21,500	597,700
Electronic Equipment & Instruments - 2.8%
CDW Corp.	6,420	363,886
Dionex Corp. (a)	5,220	284,490
Elec & Eltek International Co. Ltd.	82,000	187,780
FLIR Systems, Inc. (a)	5,100	154,530
Hon Hai Precision Industries Co. Ltd.	547,000	2,430,648
KEMET Corp. (a)	48,000	372,000
Keyence Corp.	1,000	231,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Measurement Specialties, Inc. (a)	27,400	$ 630,200
Mettler-Toledo International, Inc. (a)	18,600	883,500
Symbol Technologies, Inc.	104,800	1,518,552
		7,057,248
Internet Software & Services - 0.8%
aQuantive, Inc. (a)	10,950	121,217
Digital River, Inc. (a)	4,500	140,220
eCollege.com (a)	4,400	56,936
RealNetworks, Inc. (a)	203,567	1,176,617
ValueClick, Inc. (a)	31,700	336,337
VeriSign, Inc. (a)	9,400	269,780
		2,101,107
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	12,000	638,880
Lionbridge Technologies, Inc. (a)	52,300	297,587
Net One Systems Co. Ltd.	5	12,824
Obic Co. Ltd.	2,700	526,780
TIS, Inc.	6,500	253,999
Titan Corp. (a)	42,100	764,536
		2,494,606
Office Electronics - 0.0%
Neopost SA	900	77,931
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	1,600	57,824
Cabot Microelectronics Corp. (a)	10,700	335,766
Credence Systems Corp. (a)	52,300	413,693
Cree, Inc. (a)	1,500	32,625
International Rectifier Corp. (a)	300	13,650
NVIDIA Corp. (a)	46,856	1,113,299
Skyworks Solutions, Inc. (a)	14,800	93,980
Varian Semiconductor Equipment Associates, Inc. (a)	12,700	482,727
		2,543,564
Software - 1.1%
Adobe Systems, Inc.	4,400	295,548
GOME Electrical Appliances Holdings Ltd.	47,000	50,318
Intuit, Inc. (a)	8,183	358,170
Macrovision Corp. (a)	16,841	383,806
Open Solutions, Inc. (a)	26,600	527,478
Salesforce.com, Inc.	1,300	19,487
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	18,600	$ 336,660
THQ, Inc. (a)	18,400	517,776
Vastera, Inc. (a)	17,775	52,081
Visual Networks, Inc. (a)	47,190	141,570
		2,682,894
TOTAL INFORMATION TECHNOLOGY		18,691,240
MATERIALS - 14.8%
Chemicals - 3.0%
Airgas, Inc.	34,800	831,372
Asian Paints India Ltd.	9,500	85,255
Crompton Corp.	34,200	499,320
Ecolab, Inc.	24,900	822,945
K&S AG	3,500	197,898
Minerals Technologies, Inc.	4,100	269,698
Monsanto Co.	12,000	774,000
Mosaic Co. (a)	5,300	90,418
Nitto Denko Corp.	10,900	571,303
NOVA Chemicals Corp.	23,500	1,003,812
Olin Corp.	18,700	417,010
Praxair, Inc.	2,300	110,078
RPM International, Inc.	31,600	577,648
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	4,800	195,312
Tosoh Corp.	232,500	1,149,219
		7,595,288
Construction Materials - 0.0%
Vulcan Materials Co.	200	11,366
Containers & Packaging - 0.4%
Essel Propack Ltd.	13,300	95,407
Packaging Corp. of America	29,500	716,555
Silgan Holdings, Inc.	4,594	298,518
		1,110,480
Metals & Mining - 11.1%
Agnico-Eagle Mines Ltd.	70,800	1,033,256
Arch Coal, Inc.	10,600	455,906
BHP Billiton Ltd. sponsored ADR	200	5,596
Compania de Minas Buenaventura SA sponsored ADR	30,100	685,678
CONSOL Energy, Inc.	50,400	2,369,808
Falconbridge Ltd.	10,200	366,033
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
FNX Mining Co., Inc. (a)	29,400	$ 189,615
Freeport-McMoRan Copper & Gold, Inc. Class B	78,300	3,101,463
Gibraltar Industries, Inc.	4,500	98,730
Goldcorp, Inc.	1,700	24,234
Golden Star Resources Ltd. (a)	4,700	13,407
Harmony Gold Mining Co. Ltd.	63,000	491,400
High River Gold Mines Ltd. (a)	62,800	83,083
Inmet Mining Corp. (a)	41,700	636,154
IPSCO, Inc.	27,600	1,418,796
Ivanhoe Mines Ltd. (a)	2,000	15,049
Kinross Gold Corp. (a)	258,600	1,573,752
Massey Energy Co.	16,906	676,916
Newmont Mining Corp.	126,500	5,344,625
Nippon Steel Corp.	380,300	961,169
Nucor Corp.	42,800	2,463,568
Peabody Energy Corp.	28,000	1,298,080
Phelps Dodge Corp.	3,500	356,055
POSCO sponsored ADR	300	14,808
Steel Dynamics, Inc.	34,116	1,175,296
Teck Cominco Ltd. Class B (sub. vtg.)	71,000	2,633,000
United States Steel Corp.	9,300	472,905
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	11,900	255,382
Worthington Industries, Inc.	2,900	55,912
		28,269,676
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd. (a)	320,000	254,377
Sino-Forest Corp. (a)	143,200	422,709
		677,086
TOTAL MATERIALS		37,663,896
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	152,400	182,880
Philippine Long Distance Telephone Co. sponsored ADR	26,800	675,628
PT Telkomunikasi Indonesia Tbk sponsored ADR	8,200	153,668
		1,012,176
Wireless Telecommunication Services - 1.3%
America Movil SA de CV sponsored ADR	13,500	696,600
Mobile TeleSystems OJSC sponsored ADR	6,300	221,697
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTN Group Ltd.	163,700	$ 1,153,075
NII Holdings, Inc. (a)	21,400	1,230,500
		3,301,872
TOTAL TELECOMMUNICATION SERVICES		4,314,048
UTILITIES - 0.2%
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)	94,900	545,675
TOTAL COMMON STOCKS (Cost $209,775,835)		224,806,510
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 2.73% (b)	27,633,789	27,633,789
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	2,241,340	2,241,340
TOTAL MONEY MARKET FUNDS (Cost $29,875,129)		29,875,129
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $239,650,964)		254,681,639
NET OTHER ASSETS - (0.1)%		(337,191)
NET ASSETS - 100%		$ 254,344,448
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investments made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $240,258,031. Net unrealized appreciation aggregated $14,423,608, of which $21,026,004 related to appreciated investment securities and $6,602,396 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2005

1.799881.101

SI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.9%
		Principal Amount (000s) (k)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,917
Nonconvertible Bonds - 40.8%
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.4%
Affinia Group, Inc. 9% 11/30/14 (f)		3,980	3,682
Intermet Corp. 9.75% 6/15/09 (c)		2,240	1,254
Stoneridge, Inc. 11.5% 5/1/12		35	39
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)		1,120	1,089
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,423
11% 2/15/13		2,593	2,956
United Components, Inc. 9.375% 6/15/13		360	358
			10,801
Automobiles - 0.1%
Renault SA 0.3325% 4/23/07 (h)	JPY	200,000	1,855
Hotels, Restaurants & Leisure - 2.1%
Carrols Corp. 9% 1/15/13 (f)		3,055	3,131
Domino's, Inc. 8.25% 7/1/11		516	531
Gaylord Entertainment Co.:
6.75% 11/15/14 (f)		3,710	3,599
8% 11/15/13		920	948
Herbst Gaming, Inc. 8.125% 6/1/12		835	873
ITT Corp. 7.375% 11/15/15		2,560	2,778
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (f)		2,670	2,620
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,234
6.5% 7/31/09		1,995	2,020
MGM MIRAGE:
6% 10/1/09		1,050	1,037
6.75% 9/1/12		1,310	1,317
8.5% 9/15/10		435	477
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (f)		2,140	2,119
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,179
Penn National Gaming, Inc.:
6.75% 3/1/15 (f)		1,760	1,725
8.875% 3/15/10		1,105	1,182
Scientific Games Corp. 6.25% 12/15/12 (f)		660	650
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Speedway Motorsports, Inc. 6.75% 6/1/13		$ 3,495	$ 3,530
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,536
7.875% 5/1/12		985	1,079
Station Casinos, Inc.:
6% 4/1/12		1,790	1,772
6.5% 2/1/14		1,670	1,649
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	4,006
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,035	2,996
Uno Restaurant Corp. 10% 2/15/11 (f)		2,690	2,677
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,959
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)		1,200	780
9% 1/15/12 (f)		710	746
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		529	566
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	790
			54,506
Household Durables - 0.9%
D.R. Horton, Inc. 7.875% 8/15/11		170	183
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (f)(h)		680	673
7.875% 12/15/12 (f)		8,990	8,271
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (f)		730	710
6.25% 1/15/15 (f)		1,320	1,271
7.75% 5/15/13		3,480	3,619
KB Home 8.625% 12/15/08		1,350	1,465
Levitz Home Furnishings, Inc. 12% 11/1/11 (f)		2,240	2,016
Meritage Homes Corp. 6.25% 3/15/15 (f)		1,790	1,678
Standard Pacific Corp.:
7.75% 3/15/13		750	784
9.25% 4/15/12		315	353
Technical Olympic USA, Inc. 7.5% 1/15/15		2,000	1,840
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,132
			23,995
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (f)		$ 720	$ 727
Media - 5.0%
AMC Entertainment, Inc.:
8% 3/1/14		1,930	1,838
8.625% 8/15/12 (f)		1,400	1,530
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,827
Cablevision Systems Corp. 8% 4/15/12 (f)		14,265	14,550
CanWest Media, Inc. 8% 9/15/12 (f)		860	899
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		2,110	2,110
Cinemark USA, Inc. 9% 2/1/13		500	543
Cinemark, Inc. 0% 3/15/14 (d)		4,695	3,333
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,118
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		3,730	3,683
7.625% 4/1/11		2,580	2,683
7.625% 7/15/18		10,925	11,362
7.875% 2/15/18		4,730	5,026
Dex Media, Inc.:
0% 11/15/13 (d)		2,120	1,622
0% 11/15/13 (d)		995	761
8% 11/15/13		5,755	6,215
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,622
6.625% 10/1/14 (f)		6,210	5,977
9.125% 1/15/09		42	45
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,017
Haights Cross Communications, Inc. 0% 8/15/11 (d)		1,550	1,023
Haights Cross Operating Co. 11.75% 8/15/11		1,790	2,023
Houghton Mifflin Co.:
0% 10/15/13 (d)		11,050	7,735
8.25% 2/1/11		1,905	1,962
9.875% 2/1/13		4,265	4,393
IMAX Corp. 9.625% 12/1/10		1,810	1,937
Innova S. de R.L. 9.375% 9/19/13		5,950	6,515
Lamar Media Corp. 7.25% 1/1/13		370	398
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
PanAmSat Corp. 6.375% 1/15/08		$ 490	$ 495
R.H. Donnelley Corp. 6.875% 1/15/13 (f)		4,000	3,960
Radio One, Inc.:
6.375% 2/15/13 (f)		950	931
8.875% 7/1/11		2,065	2,210
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		3,280	3,518
10.375% 9/1/14 (f)		6,680	7,415
Rogers Cable, Inc.:
5.5% 3/15/14		1,175	1,069
6.25% 6/15/13		2,720	2,611
6.75% 3/15/15		1,065	1,048
Sun Media Corp. Canada 7.625% 2/15/13		635	667
Susquehanna Media Co. 7.375% 4/15/13		770	793
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,661
Videotron Ltee 6.875% 1/15/14		550	553
WDAC Subsidiary Corp. 8.375% 12/1/14 (f)		1,050	977
			127,704
Multiline Retail - 0.2%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,683
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,712
			5,395
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		1,850	2,035
CSK Automotive, Inc. 7% 1/15/14		410	390
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	1,980
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14		2,885	2,798
			7,203
Textiles, Apparel & Luxury Goods - 0.2%
AAC Group Holding Corp. 0% 10/1/12 (d)(f)		5,165	3,616
Levi Strauss & Co. 9.75% 1/15/15 (f)		2,015	1,985
			5,601
TOTAL CONSUMER DISCRETIONARY			237,787
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.5%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	1,500	$ 2,755
8.25% 7/15/10		3,755	4,055
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,000	1,879
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)(f)		3,250	2,324
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		925	960
			11,973
Food Products - 0.2%
Dean Foods Co.:
6.625% 5/15/09		90	92
6.9% 10/15/17		979	984
Doane Pet Care Co. 10.75% 3/1/10		800	864
Hines Nurseries, Inc. 10.25% 10/1/11		370	396
Michael Foods, Inc. 8% 11/15/13		420	431
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,974	1,895
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,083
			5,745
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	280
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	484
TOTAL CONSUMER STAPLES			18,482
ENERGY - 4.4%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,121
Grant Prideco, Inc.:
9% 12/15/09		170	184
9.625% 12/1/07		460	499
Hanover Compressor Co.:
8.625% 12/15/10		490	529
9% 6/1/14		1,260	1,395
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		4,880	5,758
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,784
SESI LLC 8.875% 5/15/11		60	64
			15,334
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 3.8%
Chesapeake Energy Corp.:
6.875% 1/15/16		$ 2,879	$ 2,908
7% 8/15/14		865	889
7.5% 6/15/14		850	897
7.75% 1/15/15		615	649
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,080
Encore Acquisition Co.:
6.25% 4/15/14		1,500	1,500
8.375% 6/15/12		755	800
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,777
EXCO Resources, Inc. 7.25% 1/15/11		570	579
Forest Oil Corp. 8% 12/15/11		480	542
General Maritime Corp. 10% 3/15/13		2,945	3,262
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,161
Houston Exploration Co. 7% 6/15/13		410	416
Hurricane Finance BV:
9.625% 2/12/10 (f)		300	326
9.625% 2/12/10 (Reg. S)		1,425	1,546
InterNorth, Inc. 9.625% 3/15/06 (c)		935	299
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)		525	538
OAO Gazprom:
9.625% 3/1/13		5,080	5,804
10.5% 10/21/09		2,870	3,308
Pan American Energy LLC 7.125% 10/27/09 (f)		3,570	3,561
Pemex Project Funding Master Trust:
4.31% 6/15/10 (f)(h)		6,885	7,050
5.5% 2/24/25 (f)	EUR	750	900
7.75% 9/28/49		2,200	2,173
8.625% 2/1/22		5,925	6,740
Petrobras Energia SA 9.375% 10/30/13		3,445	3,634
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,731
Range Resources Corp. 7.375% 7/15/13		2,190	2,278
Ship Finance International Ltd. 8.5% 12/15/13		5,015	4,965
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,269
The Coastal Corp.:
6.375% 2/1/09		230	221
7.75% 6/15/10		2,180	2,172
7.75% 10/15/35		235	219
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Venoco, Inc. 8.75% 12/15/11 (f)		$ 1,470	$ 1,521
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,080
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		1,820	1,852
Williams Companies, Inc.:
7.125% 9/1/11		675	705
7.625% 7/15/19		6,607	7,202
7.75% 6/15/31		1,235	1,309
7.875% 9/1/21		2,950	3,216
8.125% 3/15/12		515	572
8.75% 3/15/32		2,510	2,962
YPF SA:
10% 11/2/28		845	1,016
yankee 9.125% 2/24/09		1,865	2,052
			98,681
TOTAL ENERGY			114,015
FINANCIALS - 5.1%
Capital Markets - 0.6%
Banco BPI SA 0.1022% 2/12/07 (h)	JPY	100,000	925
Bank of Scotland International Australia Ltd. 2.7257% 9/7/06 (h)	CAD	1,500	1,241
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		5,745	6,549
Macquarie Bank Ltd. 0.2025% 2/10/06 (h)	JPY	200,000	1,863
Merrill Lynch & Co., Inc. 0.3719% 5/28/08 (h)	JPY	200,000	1,876
UFJ Bank Ltd. 0.6769% 5/29/11 (h)	JPY	200,000	1,870
			14,324
Commercial Banks - 0.8%
Australia & New Zealand Banking Group Ltd. 2.8071% 12/29/06 (h)	CAD	1,500	1,241
Banque Federative du Credit Mutuel (BFCM) 2.244% 7/24/06 (h)	EUR	500	647
Barclays Bank PLC 4.75% 3/15/49 (h)	EUR	1,000	1,265
Commonwealth Bank of Australia 2.7357% 11/28/06 (h)	CAD	1,750	1,447
Export-Import Bank of Korea 0.1525% 11/4/05 (h)	JPY	500,000	4,653
NIB Capital Bank NV 0.1019% 2/17/09 (h)	JPY	250,000	2,305
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Rabobank Nederland 2.6729% 2/23/07 (h)	CAD	250	$ 207
San Paolo IMI Spa 2.443% 6/28/16 (h)	EUR	1,000	1,301
Standard Bank London Ltd. 8.125% 9/30/09		3,000	3,068
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	385	493
UBS Luxembourg SA (Reg. S) 10% 6/16/09		2,825	3,002
Westpac Banking Corp. 2.6857% 1/27/06 (h)	CAD	1,500	1,241
			20,870
Consumer Finance - 0.3%
Countrywide Home Loans, Inc. 2.8557% 3/7/06 (h)	CAD	1,500	1,241
General Motors Acceptance Corp. 2.884% 9/14/07 (h)	EUR	1,500	1,800
General Motors Acceptance Corp. of Canada Ltd. 3.884% 9/12/08 (h)	EUR	1,500	1,779
Household Finance Corp. 6.25% 8/19/19	GBP	1,500	3,074
Metris Companies, Inc. 10.125% 7/15/06		215	220
			8,114
Diversified Financial Services - 2.4%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		3,000	3,600
BAT International Finance PLC 3.008% 4/3/06 (h)	EUR	1,500	1,954
Caixa Finance BV 2.185% 11/21/06 (h)	EUR	1,000	1,296
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,165
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	957
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		830	573
10% 4/1/09		535	433
10.75% 10/1/09		1,670	1,361
11.75% 1/15/10		505	434
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	603
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,850
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,580
FIMEP SA 10.5% 2/15/13		2,885	3,289
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,495
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		3,090	3,322
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (f)		$ 1,905	$ 1,915
9.875% 10/15/14 (f)		1,875	1,913
Jostens Holding Corp. 0% 12/1/13 (d)		1,560	1,139
Marquee Holdings, Inc. 0% 8/15/14 (d)(f)		3,535	2,404
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,188
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		2,770	2,825
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,733
Santander International Debt SA 2.184% 12/14/06 (h)	EUR	500	648
Sealed Air Finance 5.625% 7/19/06	EUR	250	334
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,566
Universal City Florida Holding Co. I/II:
7.4925% 5/1/10 (f)(h)		1,140	1,180
8.375% 5/1/10 (f)		1,270	1,295
Volkswagen International Finance NV 0.3881% 11/30/07 (h)	JPY	200,000	1,862
			61,914
Insurance - 0.0%
MetLife, Inc. 5.375% 12/9/24	GBP	70	130
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (f)		2,680	2,626
8.125% 6/1/12		3,285	3,367
BF Saul REIT 7.5% 3/1/14		3,400	3,502
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,402
Gecina SA 4.875% 1/25/12	EUR	1,000	1,356
La Quinta Properties, Inc.:
7% 8/15/12		1,240	1,249
8.875% 3/15/11		1,860	2,000
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,323
8.625% 1/15/12		1,510	1,669
			23,494
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA 2.735% 12/2/49 (h)	EUR	500	$ 648
Nationwide Building Society (Reg. S) 0.0756% 3/3/06 (h)	JPY	200,000	1,865
			2,513
TOTAL FINANCIALS			131,359
HEALTH CARE - 2.3%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		195	183
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,841
Fisher Scientific International, Inc. 8.125% 5/1/12		845	900
			2,741
Health Care Providers & Services - 1.8%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,805
AmerisourceBergen Corp.:
7.25% 11/15/12		670	727
8.125% 9/1/08		465	505
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)		1,900	1,981
Beverly Enterprises, Inc. 7.875% 6/15/14		5,285	5,840
Concentra Operating Corp. 9.125% 6/1/12		390	413
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,080
Genesis HealthCare Corp. 8% 10/15/13		350	382
HCA, Inc.:
6.375% 1/15/15		185	184
6.75% 7/15/13		3,715	3,791
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	543
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,001
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	218
Rural/Metro Corp. 9.875% 3/15/15 (f)		880	880
Service Corp. International (SCI) 6.75% 4/1/16		2,800	2,688
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,079
U.S. Oncology, Inc.:
9% 8/15/12 (f)		1,300	1,359
10.75% 8/15/14 (f)		4,950	5,371
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. I 0% 10/1/15 (d)		$ 4,400	$ 2,948
Vanguard Health Holding Co. II LLC 9% 10/1/14		9,070	9,524
			46,319
Pharmaceuticals - 0.4%
CDRV Investors, Inc. 0% 1/1/15 (d)(f)		3,760	2,218
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)		1,585	1,197
Leiner Health Products, Inc. 11% 6/1/12		1,885	2,026
VWR International, Inc.:
6.875% 4/15/12		630	627
8% 4/15/14		630	635
Warner Chilcott Corp. 8.75% 2/1/15 (f)		2,660	2,667
			9,370
TOTAL HEALTH CARE			58,613
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,141
Hexcel Corp. 6.75% 2/1/15 (f)		2,350	2,291
			4,432
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,503	1,652
7.379% 5/23/16		869	573
AMR Corp. 9% 9/15/16		920	662
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	77
6.9% 7/2/18		695	556
8.312% 10/2/12		613	484
8.388% 5/1/22		928	779
Delta Air Lines, Inc.:
7.9% 12/15/09		2,815	1,084
8.3% 12/15/29		2,100	677
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,193
7.711% 9/18/11		320	176
7.92% 5/18/12		3,340	1,837
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
10.06% 1/2/16		$ 170	$ 87
Northwest Airlines Corp. 10% 2/1/09		1,270	813
Northwest Airlines, Inc.:
7.875% 3/15/08		1,392	863
9.875% 3/15/07		125	91
10.5% 4/1/09		288	216
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		313	216
7.691% 4/1/17		34	27
7.95% 9/1/16		44	36
8.07% 1/2/15		1,346	754
8.304% 9/1/10		196	157
NWA Trust 10.23% 6/21/14		268	235
			13,245
Building Products - 0.4%
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,307
Maax Holdings, Inc. 0% 12/15/12 (d)(f)		4,470	2,548
NTK Holdings, Inc. 0% 3/1/14 (d)(f)		4,720	2,549
			9,404
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		1,280	1,242
Allied Security Escrow Corp. 11.375% 7/15/11		1,260	1,310
Allied Waste North America, Inc. 6.5% 11/15/10		830	799
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,353
9.25% 5/1/21		680	687
JohnsonDiversey, Inc. 9.625% 5/15/12		435	465
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	382
10.875% 12/15/12 (f)		550	633
			6,871
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,313
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		$ 3,055	$ 3,299
Polypore, Inc. 0% 10/1/12 (d)(f)		5,840	3,329
			6,628
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,250
9.5% 12/1/10 (h)		320	352
Navistar International Corp.:
6.25% 3/1/12 (f)		2,040	1,928
7.5% 6/15/11		650	655
			5,185
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)		800	826
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)		2,210	1,702
OMI Corp. 7.625% 12/1/13		4,625	4,718
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (f)		1,795	1,678
			8,924
Road & Rail - 0.9%
Grupo TMM SA de CV 10.5% 8/1/07 (f)		1,776	1,696
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,228
9.5% 10/1/08		1,350	1,468
TFM SA de CV yankee:
10.25% 6/15/07		1,120	1,176
11.75% 6/15/09		14,794	14,794
			22,362
TOTAL INDUSTRIALS			78,364
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,845	9,354
6.5% 1/15/28		190	163
			9,517
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11 (f)		$ 970	$ 970
Celestica, Inc. 7.875% 7/1/11		6,510	6,575
			7,545
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		8,455	7,736
7.75% 1/15/15		1,330	1,317
8.25% 7/1/11		535	540
8.625% 4/1/13		45	46
			9,639
Office Electronics - 1.1%
Xerox Capital Trust I 8% 2/1/27		4,585	4,631
Xerox Corp.:
6.875% 8/15/11		3,240	3,281
7.125% 6/15/10		3,720	3,841
7.2% 4/1/16		3,345	3,412
7.625% 6/15/13		12,425	12,984
			28,149
Semiconductors & Semiconductor Equipment - 0.5%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	800
Freescale Semiconductor, Inc. 7.125% 7/15/14		5,740	5,941
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (f)(h)		670	677
6.875% 12/15/11 (f)		1,330	1,343
8% 12/15/14 (f)		520	530
Semiconductor Note Participation Trust 0% 8/4/11 (f)		500	740
Viasystems, Inc. 10.5% 1/15/11		4,065	3,902
			13,933
TOTAL INFORMATION TECHNOLOGY			68,783
MATERIALS - 3.9%
Chemicals - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,058
Braskem SA 11.75% 1/22/14 (f)		780	866
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,224
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (d)(f)		$ 1,380	$ 994
Series B, 0% 10/1/14 (d)(f)		7,140	4,998
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,016
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (f)(h)		940	999
11% 7/15/10 (f)		750	866
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,809	1,890
Huntsman LLC:
9.91% 7/15/11 (f)(h)		630	674
11.625% 10/15/10		466	546
Innophos, Inc. 8.875% 8/15/14 (f)		530	558
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		4,800	4,080
Lyondell Chemical Co. 11.125% 7/15/12		930	1,065
Millennium America, Inc. 9.25% 6/15/08		2,515	2,716
Phibro Animal Health Corp. 13% 12/1/07 unit		1,575	1,717
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,618
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (f)		370	373
Solutia, Inc.:
6.72% 10/15/37 (c)		1,145	945
7.375% 10/15/27 (c)		5,045	4,162
			36,365
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13 (f)		640	640
BWAY Corp. 10% 10/15/10		1,175	1,216
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,665
8% 4/15/23		3,915	3,758
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,563
10.875% 3/1/13		760	882
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)		895	868
7.75% 5/15/11		320	338
8.25% 5/15/13		530	564
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
8.75% 11/15/12		$ 2,325	$ 2,528
8.875% 2/15/09		1,170	1,240
			16,262
Metals & Mining - 1.3%
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,330	1,144
0% 6/1/13 (d)		2,260	1,887
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		8,540	8,839
Edgen Acquisition Corp. 9.875% 2/1/11 (f)		1,340	1,343
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		1,310	1,346
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		2,770	2,732
10.125% 2/1/10		3,135	3,417
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)		430	456
International Steel Group, Inc. 6.5% 4/15/14		4,720	4,814
Ispat Inland ULC 9.75% 4/1/14		932	1,090
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,485
Massey Energy Co. 6.625% 11/15/10		2,850	2,836
Steel Dynamics, Inc.:
9.5% 3/15/09		65	70
9.5% 3/15/09		2,090	2,247
			33,706
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,208
8% 1/15/24		4,215	4,726
8.875% 5/15/31		1,095	1,325
9.375% 2/1/13		2,540	2,854
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,817
			12,930
TOTAL MATERIALS			99,263
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 4.2%
AT&T Corp. 8.75% 11/15/31		8,135	9,982
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	$ 491
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,398	5,965
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,157
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,160	1,119
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		3,945	3,393
MCI, Inc.:
6.688% 5/1/09		102	106
8.735% 5/1/14 (h)		4,435	4,879
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,760
New Skies Satellites BV:
7.4375% 11/1/11 (f)(h)		750	759
9.125% 11/1/12 (f)		580	583
NTL Cable PLC 8.75% 4/15/14 (f)		13,365	14,434
PanAmSat Holding Corp. 0% 11/1/14 (d)(f)		4,045	2,609
Qwest Corp.:
7.875% 9/1/11 (f)		2,980	3,077
9.125% 3/15/12 (f)		20,830	22,653
Qwest Services Corp. 14.5% 12/15/14 (f)(h)		1,105	1,343
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	3,565	615
10.95% 2/4/10	EGP	3,565	615
Telefonica de Argentina SA 9.125% 11/7/10		4,241	4,368
Telenet Group Holding NV 0% 6/15/14 (d)(f)		10,675	8,060
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (f)		130	126
U.S. West Communications:
6.875% 9/15/33		5,398	4,683
7.125% 11/15/43		220	187
7.2% 11/10/26		3,115	2,804
7.25% 9/15/25		1,780	1,673
7.25% 10/15/35		1,300	1,164
7.5% 6/15/23		1,880	1,730
8.875% 6/1/31		340	342
			107,677
Wireless Telecommunication Services - 3.5%
American Tower Corp. 7.125% 10/15/12		5,335	5,308
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		5,805	6,444
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		$ 2,460	$ 2,509
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		2,920	3,205
7.5% 12/1/13		290	318
9.375% 8/1/11		3,800	4,142
10.75% 8/1/11		2,255	2,407
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,517
Globe Telecom, Inc. 9.75% 4/15/12		980	1,066
Inmarsat Finance II PLC 0% 11/15/12 (d)		12,710	8,992
Intelsat Ltd. 7.7938% 1/15/12 (f)(h)		4,860	4,884
Kyivstar GSM 10.375% 8/17/09 (f)		2,410	2,669
Millicom International Cellular SA 10% 12/1/13 (f)		6,920	6,972
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		2,670	2,651
8.375% 10/14/10 (f)		3,230	3,292
9.75% 1/30/08 (f)		640	679
9.75% 1/30/08 (Reg. S)		2,265	2,403
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,155
6.875% 10/31/13		3,850	4,004
7.375% 8/1/15		15,530	16,539
Rogers Communications, Inc. 6.135% 12/15/10 (h)		1,740	1,797
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		3,525	3,596
UbiquiTel Operating Co.:
9.875% 3/1/11		395	437
9.875% 3/1/11 (f)		1,310	1,451
			89,437
TOTAL TELECOMMUNICATION SERVICES			197,114
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.8%
Electric Utilities - 0.3%
AES Gener SA 7.5% 3/25/14		$ 3,410	$ 3,359
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)		4,735	4,759
			8,118
Gas Utilities - 1.0%
ANR Pipeline, Inc. 8.875% 3/15/10		430	463
Northwest Pipeline Corp.:
6.625% 12/1/07		285	293
8.125% 3/1/10		400	432
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,387
8% 3/1/32		4,170	4,457
8.875% 3/15/10		510	550
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	529
7.5% 4/1/17		7,600	7,923
7.625% 4/1/37		1,035	1,061
8.375% 6/15/32		1,155	1,292
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	353
8.875% 7/15/12		1,455	1,717
			26,457
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp. 8.75% 7/15/13 (f)		6,675	4,940
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,255	3,304
Enron Corp.:
6.4% 7/15/06 (c)		545	174
6.625% 11/15/05 (c)		2,200	704
6.725% 11/15/37 (c)		684	217
6.75% 8/1/09 (c)		550	176
6.875% 10/15/07 (c)		1,330	426
6.95% 7/15/28 (c)		1,204	382
7.125% 5/15/07 (c)		235	75
7.375% 5/15/19 (c)		1,400	438
7.875% 6/15/03 (c)		235	75
8.375% 5/23/05 (c)		2,500	784
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
9.125% 4/1/03 (c)		$ 50	$ 16
9.875% 6/15/03 (c)		220	70
			11,781
TOTAL UTILITIES			46,356
TOTAL NONCONVERTIBLE BONDS			1,050,136
TOTAL CORPORATE BONDS (Cost $1,025,673)			1,052,053
U.S. Government and Government Agency Obligations - 19.2%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
0% 5/4/05		12,000	11,969
3.25% 1/15/08		11,850	11,555
3.25% 2/15/09		7,785	7,476
4.625% 10/15/14		13,000	12,727
5.125% 1/2/14		8,000	7,996
6% 5/15/11		7,675	8,217
6.125% 3/15/12		900	974
6.25% 2/1/11		380	406
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,879
3.75% 9/28/06		1,825	1,818
5.8% 9/2/08		2,920	3,057
Freddie Mac:
2.75% 10/15/06		350	344
2.875% 12/15/06		3,515	3,455
4.25% 7/15/09		22,050	21,926
4.5% 7/15/13		250	245
4.5% 1/15/14		5,480	5,357
7% 3/15/10		24,053	26,671
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		53	55
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (k)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,024
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,356
4.974% 8/15/13		1,515	1,542
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,894	1,909
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			149,958
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,661	23,215
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		65,191	66,328
2% 1/15/14		10,010	10,246
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			99,789
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bonds:
6.125% 8/15/29		31,500	37,102
9% 11/15/18		2,000	2,849
11.25% 2/15/15		2,900	4,441
U.S. Treasury Notes:
1.625% 2/28/06		31,600	31,096
2.375% 8/31/06		26,000	25,547
2.75% 6/30/06		29,827	29,526
3.125% 5/15/07		41,000	40,422
3.375% 9/15/09		32,392	31,394
4% 11/15/12		1,075	1,049
4.25% 8/15/13		4,250	4,191
4.25% 11/15/13		4,000	3,938
4.25% 8/15/14		24,500	24,025
5% 2/15/11		9,300	9,659
TOTAL U.S. TREASURY OBLIGATIONS			245,239
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $495,393)			494,986
U.S. Government Agency - Mortgage Securities - 1.5%
		Principal Amount (000s) (k)	Value (000s)
Fannie Mae - 1.5%
4% 3/1/19 to 7/1/19		$ 8,256	$ 7,910
4% 4/1/20 (g)		2,324	2,224
4.5% 12/1/18		8,475	8,302
4.5% 4/18/20 (g)		1,500	1,466
5% 3/1/18 to 5/1/34		12,813	12,647
5.5% 5/1/11 to 3/1/18		3,996	4,076
6% 8/1/13 to 1/1/26		151	156
6.5% 4/1/24 to 9/1/32		933	971
7% 9/1/25		9	10
7.5% 1/1/28 to 5/1/28		127	137
TOTAL FANNIE MAE			37,899
Freddie Mac - 0.0%
8.5% 3/1/20		29	31
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		99	102
6.5% 4/15/26 to 5/15/26		98	102
7% 9/15/25 to 8/15/31		241	255
7.5% 2/15/22 to 8/15/28		282	304
8% 9/15/26 to 12/15/26		42	46
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			809
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,194)			38,739
Asset-Backed Securities - 0.3%

Capital One Multi-Asset Execution Trust Series 2004-B7 Class B7, 2.634% 8/17/17 (h)	EUR	1,500	1,945
Chester Asset Receivables Dealings PLC 2.994% 9/15/13 (h)	EUR	500	664
Cumbernauld Funding 5.2% 3/16/09	GBP	450	854
Driver One Gmbh Series 1 Class B, 2.334% 5/21/10 (h)	EUR	600	778
Punch Taverns Finance PLC 5.1781% 4/15/09 (h)	GBP	837	1,583
Asset-Backed Securities - continued
		Principal Amount (000s) (k)	Value (000s)
Sedna Finance Corp. 2.885% 3/15/16 (h)	EUR	1,150	$ 1,488
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	117
TOTAL ASSET-BACKED SECURITIES (Cost $7,236)			7,429
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Granite Mortgages PLC:
2.514% 1/20/43 (h)	EUR	400	522
5.1488% 3/20/44 (h)	GBP	1,000	1,892
Holmes Financing No. 8 PLC:
floater Series 3 Class C, 2.994% 7/15/40 (h)	EUR	500	656
5.0181% 7/15/40 (h)	GBP	1,000	1,893
Mortgages PLC Series 6 Class A1, 4.9881% 1/31/27 (h)	GBP	1,820	3,439
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	544
TOTAL PRIVATE SPONSOR			8,946
U.S. Government Agency - 0.0%
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		197	199
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,955)			9,145
Commercial Mortgage Securities - 0.1%

Opera Finance PLC 5.1181% 7/31/13 (h) (Cost $1,841)	GBP	1,000	1,899
Foreign Government and Government Agency Obligations - 22.5%

Argentine Republic:
3.01% 8/3/12 (h)		13,890	11,745
discount 7.82% 12/31/33 unit (l)	EUR	2,743	2,792
Inflation-Indexed discount 5.83% 12/31/33 unit (l)	ARS	3,422	1,061
Inflation-Indexed par 0.63% 12/31/38 unit (l)(m)	ARS	1,518	177
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,626
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (k)	Value (000s)
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		$ 1,000	$ 990
par B 6.75% 3/21/21		100	99
value recovery A rights 1/2/21 (i)		1,000,000	0
value recovery B rights 1/2/21 (i)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540	575
9.5% 12/12/06 (Reg. S)		2,463	2,623
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		29,692	29,450
debt conversion bond 3.125% 4/15/12 (h)		5,166	4,843
par Z-L 6% 4/15/24		2,260	2,040
10.5% 7/14/14		1,660	1,830
11% 8/17/40		13,420	14,923
12.25% 3/6/30		4,245	5,179
12.75% 1/15/20		2,505	3,111
14.5% 10/15/09		2,910	3,664
Canadian Government:
3% 6/1/06	CAD	23,250	19,228
5.25% 6/1/12	CAD	9,450	8,340
5.5% 6/1/09	CAD	5,500	4,860
5.75% 6/1/29	CAD	11,250	10,630
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,000	1,860
promissory note 5.092% 1/5/10		1,447	1,352
warrants 11/15/20 (a)(i)		3,250	11
City of Kiev 8.75% 8/8/08		3,820	4,034
Colombian Republic:
10.75% 1/15/13		4,700	5,264
11.75% 3/1/10	COP	2,341,000	988
11.75% 2/25/20		2,385	2,874
Danish Kingdom 3.125% 10/15/10	EUR	4,000	5,182
Dominican Republic:
Brady 3.9425% 8/30/09 (h)		4,912	4,531
3.4425% 8/30/24 (h)		6,283	5,246
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		2,910	2,619
12% 11/15/12 (Reg. S)		3,741	3,760
euro par 5% 2/28/25		645	458
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (k)	Value (000s)
French Government:
3.5% 4/25/15	EUR	52,250	$ 66,863
4% 4/25/55	EUR	750	945
German Federal Republic:
2.5% 3/23/07	EUR	2,000	2,594
2.75% 6/23/06	EUR	16,000	20,844
3.75% 1/4/15	EUR	750	982
4.25% 1/4/14	EUR	38,580	52,660
4.75% 7/4/34	EUR	7,150	10,255
Israeli State 7.5% 3/31/14	ILS	7,525	1,816
Japan Government:
0.2% 7/20/06	JPY	1,080,000	10,093
1.5% 3/20/14	JPY	3,015,000	28,847
2.4% 6/20/24	JPY	870,000	8,765
Lebanese Republic:
(Reg. S) 5.88% 11/30/09 (h)		350	340
5.88% 11/30/09 (f)(h)		1,840	1,785
Panamanian Republic Brady discount 2.6925% 7/17/26 (h)		125	112
Peruvian Republic:
3% 3/7/27 (e)		900	603
9.125% 2/21/12		3,210	3,619
9.875% 2/6/15		1,115	1,288
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		4,520	4,475
8.375% 2/15/11		8,715	8,889
9% 2/15/13		4,425	4,558
9.5% 2/2/30		935	914
9.875% 1/15/19		3,220	3,365
Russian Federation:
5% 3/31/30 (e)(f)		3,900	4,010
5% 3/31/30 (Reg. S) (e)		22,215	22,840
12.75% 6/24/28 (Reg. S)		3,855	6,313
South African Republic:
8.5% 6/23/17		860	1,036
13% 8/31/10	ZAR	4,455	860
Spanish Kingdom 3.6% 1/31/09	EUR	2,215	2,947
State of Qatar 9.75% 6/15/30 (Reg. S)		1,195	1,722
Turkish Republic:
11% 1/14/13		3,750	4,538
11.75% 6/15/10		4,895	5,886
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (k)	Value (000s)
Turkish Republic: - continued
11.875% 1/15/30		$ 3,975	$ 5,336
20.3198% to 20.5644% 7/5/06	TRY	6,230	3,736
Ukraine Government 6.365% 8/5/09 (h)		3,595	3,847
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	5,450	10,351
5.75% 12/7/09	GBP	2,000	3,950
6% 12/7/28	GBP	4,835	10,973
8% 6/7/21	GBP	6,500	16,865
United Mexican States:
7.5% 4/8/33		12,635	13,418
8.125% 12/30/19		2,250	2,582
8.375% 1/14/11		3,435	3,919
9% 12/20/12	MXN	43,245	3,575
11.5% 5/15/26		6,780	10,289
Uruguay Republic:
7.25% 2/15/11		2,470	2,334
10.5% 10/20/06	UYU	11,900	557
17.75% 2/4/06	UYU	41,200	1,686
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (h)		3,775	3,586
oil recovery rights 4/15/20 (i)		3,260	68
3.6925% 4/20/11 (h)		1,990	1,778
5.375% 8/7/10		2,165	1,927
9.25% 9/15/27		2,670	2,650
10.75% 9/19/13		7,685	8,626
13.625% 8/15/18		3,175	4,191
euro Brady:
par W-A 6.75% 3/31/20		6,150	6,089
par W-B 6.75% 3/31/20		2,070	2,049
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		2,580	1,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $552,104)			579,011
Common Stocks - 1.1%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	$ 2,104
Media - 0.3%
NTL, Inc. (a)		140,401	8,939
NTL, Inc. warrants 1/13/11 (a)		6	0
			8,939
TOTAL CONSUMER DISCRETIONARY			11,043
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (j)		98	2
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Coinmach Service Corp. unit		330,000	4,340
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)		693,453	12,337
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		895	1
TOTAL TELECOMMUNICATION SERVICES			12,338
TOTAL COMMON STOCKS (Cost $21,771)			27,723
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	182
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,646	1,786
Preferred Stocks - continued
		Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,170	$ 913
TOTAL CONSUMER DISCRETIONARY			2,699
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,339
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)		240	242
TOTAL FINANCIALS			1,581
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,280
TOTAL PREFERRED STOCKS (Cost $4,521)			4,462
Floating Rate Loans - 0.8%
		Principal Amount (000s) (k)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 7.1472% 11/1/11 (h)		$ 2,535	2,598
Tranche C2, term loan 11.21% 5/2/12 (h)		1,300	1,359
			3,957
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (h)		1,800	1,773
Resorts International Hotel & Casino, Inc. Tranche 2, term loan 8.81% 4/29/13 (h)		365	368
			2,141
Floating Rate Loans - continued
		Principal Amount (000s) (k)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (h)		$ 1,050	$ 1,061
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B, term loan 10% 9/29/09		988	1,037
TOTAL CONSUMER DISCRETIONARY			8,196
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 12.1% 5/6/07 (h)		2,100	2,216
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B, term loan 7.75% 9/30/10 (h)		2,720	2,700
TOTAL FINANCIALS			4,916
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (h)		4,000	4,040
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (h)		584	587
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (h)		216	218
			805
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (h)		610	622
13.5% 4/16/12 (h)		1,560	1,599
			2,221
TOTAL FLOATING RATE LOANS (Cost $19,183)			20,178
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 4% 3/28/13 (h)		207	191
Sovereign Loan Participations - continued
		Principal Amount (000s) (k)	Value (000s)
Indonesian Republic loan participation: - continued
- Citibank 4% 3/28/13 (h)		$ 726	$ 668
- Credit Suisse First Boston:
3.9375% 12/14/19 (h)		1,195	1,004
4% 3/28/13 (h)		1,859	1,711
- Deutsche Bank:
4% 3/28/13 (h)		932	858
0.9675% 3/28/13 (h)	JPY	89,394	750
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,943)			5,182
Fixed-Income Funds - 1.2%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $31,750)		317,233	31,831
Money Market Funds - 12.2%

Fidelity Cash Central Fund, 2.73% (b) (Cost $314,206)		314,206,310	314,206
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,526,770)			2,586,844
NET OTHER ASSETS - (0.6)%			(15,610)
NET ASSETS - 100%			$ 2,571,234
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $298,860,000 or 11.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
(k) Principal amount is stated in United States dollars unless otherwise noted.
(l) Security acquired on a when-issued basis through debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(m) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,524,884,000. Net unrealized appreciation aggregated $61,960,000, of which $92,128,000 related to appreciated investment securities and $30,168,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005, which is an investment of Fidelity Advisor Strategic Income Fund.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005